EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF SHARE OPTION ACTIVITY

The following table summarizes the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-	-	-
Canceled	(18,500)	-	-
Exercised	-	-	-
Outstanding June 30, 2024	75,000	$20.0	3.58
Exercisable, June 30, 2024	50,000	$20.0	3.58
Granted	-	-	-
Canceled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2025	75,000	20.0	2.58
Exercisable, June 30, 2025	75,000	20.0	2.58
Granted	-	-	-
Canceled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2026	75,000	20.0	1.58
Exercisable, June 30, 2026	75,000	20.0	1.58